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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: March 31, 2009

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                         Noonday Asset Management, L.P.
                              227 West Trade Street
                                   Suite 2140
                               Charlotte, NC 28202

                     c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                         San Francisco, California 94111

                         Form 13F File Number: 028-11402

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                              Authorized Signatory
                                 (415) 421-2132





                               /s/ Mark C. Wehrly
                            _________________________
                            San Francisco, California
                                  May 15, 2009



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        5

                    Form 13 F Information Table Entry Total:

                                       24

                    Form 13 F Information Table Value Total:

                              $747,601 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-03896
Name:  Farallon Capital Management, L.L.C.

No. 2
Form 13F File Number: 028-06372
Name:  Farallon Partners, L.L.C.

No. 3
Form 13F File Number: 028-11404
Name:  Noonday G.P. (U.S.), L.L.C.

No. 4
Form 13F File Number: 028-11719
Name:  Noonday Asset Management LLP

No. 5
Form 13F File Number: 028-11716
Name:  Noonday Asset Management Asia Pte. Ltd.

                                                      FORM 13F INFORMATION TABLE
                                                           VALUE       SHARES/   SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT   PRN CALL DSCRETN MANAGERS SOLE  SHARED     NONE
------------------------------ ---------------- --------- --------- ------------ --- ---- ------- -------- ----- ---------- ----
51JOB INC                      SP ADR REP COM   316827104     6,612      958,214 SH       OTHER   01-03,05          958,214
AKAMAI TECHNOLOGIES INC        COM              00971T101    20,316    1,047,197 SH       OTHER   01-03           1,047,197
ARENA PHARMACEUTICALS INC      COM              040047102     1,957      650,000 SH  CALL OTHER   01-03             650,000
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     5,465      442,500 SH       OTHER   01-03             442,500
CARNIVAL CORP                  PAIRED CTF       143658300     1,917       88,750 SH       OTHER   01-04              88,750
CHIQUITA BRANDS INTL INC       COM              170032809     7,982    1,203,978 SH       OTHER   01-03           1,203,978
CV THERAPEUTICS INC            COM              126667104     4,292      215,911 SH       OTHER   01-03             215,911
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     7,480      455,534 SH       OTHER   01-03             455,534
I2 TECHNOLOGIES INC            COM NEW          465754208     3,002      380,000 SH       OTHER   01-03             380,000
ISHARES TR                     MSCI EMERG MKT   464287234     5,086      205,000 SH  PUT  OTHER   01-03,05          205,000
ISHARES TR                     RUSSELL 2000     464287655     5,046      120,000 SH  PUT  OTHER   01-03,05          120,000
LIFE TECHNOLOGIES CORP         COM              53217V109    11,761      362,114 SH       OTHER   01-03             362,114
LIGAND PHARMACEUTICALS INC     CL B             53220K207     3,041    1,020,634 SH       OTHER   01-03           1,020,634
MEMC ELECTR MATLS INC          COM              552715104    15,707      952,500 SH       OTHER   01-03             952,500
MERCK & CO INC                 COM              589331107     7,288      272,463 SH       OTHER   01-03             272,463
NRG ENERGY INC                 COM NEW          629377508    16,797      954,392 SH       OTHER   01-03             954,392
OSI PHARMACEUTICALS INC        COM              671040103     4,056      106,000 SH       OTHER   01-03             106,000
POTASH CORP SASK INC           COM              73755L107    32,386      400,773 SH       OTHER   01-03             400,773
REDDY ICE HLDGS INC            COM              75734R105     3,143    2,138,059 SH       OTHER   01-03           2,138,059
ROHM & HAAS CO                 COM              775371107   242,803    3,079,699 SH       OTHER   01-04           3,079,699
SCHERING PLOUGH CORP           COM              806605101   167,323    7,105,000 SH       OTHER   01-03           7,105,000
SCHERING PLOUGH CORP           PFD CONV MAN07   806605705    21,074      100,000 SH       OTHER   01-03             100,000
SHIRE PLC                      SPONSORED ADR    82481R106     4,579      127,410 SH       OTHER   01-03             127,410
WYETH                          COM              983024100   148,488    3,450,000 SH       OTHER   01-03           3,450,000